Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net income (loss)	$ 1,949,047	$ (5,320)
Income and Expenses Not Involving Cash Flows [Abstract]
Depreciation	121	175
Unrealized (income) on digital assets	(617,152)
Income from changes in fair value of digital assets purchase option	(1,943,680)
Change in fair value of derivative liability	(16)
Convertible debt interest	1,442
Capital (gain) loss on sale of property and equipment		1
(Income) on bank deposits	(128)	(1,131)
Loss on assets and liabilities classified as held for sale		29
Non-cash operating lease expenses	123	134
Share-based compensation	6,740	588
Deferred taxes	587,292
Changes in operating assets and liability items:
Increase in prepaid expenses and other receivables	33	153
Decrease in accounts payable trade	(2,114)	(269)
Increase (decrease) in accrued expenses and other liabilities	7,468	(89)
Operating lease liabilities	(111)	(93)
Net cash used in operating activities	(10,935)	(5,822)
Cash flows from investing activities
Purchase of property and equipment	(9)	(39)
Proceeds from sale of property and equipment		1
Proceeds from sale of assets held for sale		579
Investment in short-term interest-bearing bank deposits		(16,881)
Release of short-term interest-bearing bank deposits	3,989	20,582
Purchase of digital assets	(12,471)
Net cash (used in) provided by investing activities	(8,491)	4,242
Cash flows from financing activities
Gross proceeds	17,930
Proceeds from issuance of shares, net	5,154	197
Net cash provided by financing activities	23,084	197
Increase (decrease) in cash, cash equivalents and restricted cash	3,658	(1,383)
Cash, cash equivalents and restricted cash - beginning of period	2,373	3,731
Cash, cash equivalents and restricted cash - end of period		2,348
Non-cash investing and financing transactions:
Issuance of shares upon conversion of a convertible debt	2,333
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 68	$ 720